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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21077

PIMCO California Municipal Income Fund II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: May 31, 2011

Date of reporting period: November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

November 30, 2010

PIMCO Municipal Income Fund II
PIMCO California Municipal Income Fund II
PIMCO New York Municipal Income Fund II

Contents

Letter to Shareholders	2–3

Fund Insights/Performance & Statistics	4–6

Schedules of Investments	7–24

Statements of Assets and Liabilities	25

Statements of Operations	26

Statements of Changes in Net Assets	27–28

Statement of Cash Flows	29

Notes to Financial Statements	30–37

Financial Highlights	38–40

Annual Shareholder Meeting Results/Changes to the Board of Trustees/Proxy Voting Policies & Procedures	41

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	42–44

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 1

Dear Shareholder:

After rising for most of the six-month fiscal period ended November 30, 2010, municipal bonds fell sharply in the final weeks of the period, erasing prior gains. Fueling this sudden reversal were continued concerns about the strength of the U.S. economic recovery, ongoing fiscal problems in many cities and states as well as both the apparent end of federal subsidies for many municipal securities and renewed buying of Treasury bonds by the Federal Reserve (the “Fed”).

Six Months in Review
For the six-month fiscal period ended November 30, 2010:

•	PIMCO Municipal Income Fund II rose 0.84% on NAV but declined 1.34% on market price.

•	PIMCO California Municipal Income Fund II rose 0.02% on NAV but declined 1.56% on market price.

•	PIMCO New York Municipal Income Fund II declined 0.04% on NAV but rose 3.21% on market price.

The slowing economy was reflected in gross domestic product (“GDP”) figures during the reporting period. After expanding at a 5.0% annual rate in the fourth quarter of 2009, GDP fell to 3.7% during the first quarter of 2010 and to 1.7% during the second quarter of 2010. However, it rebounded in the third quarter of 2010 to 2.5%.

Hans W. Kertess
Chairman

Brian S. Shlissel
President & CEO

The slowing economy prompted the Fed to resume purchasing U.S. Treasury bonds. The goal of this “quantitative easing” was to lower interest rates and boost economic activity. But at the time of the Fed’s announcement, interest rates were already at or near record-low levels: just 2.41% as recently as early October 2010. As Treasury yields fell, yields on many municipal bonds also dropped, pushing prices – which move in the opposite direction – higher.

However these gains quickly evaporated. The quantitative easing program generally excluded Treasury bonds with longer maturities. Their prices dropped, and since municipal bond prices move in tandem with Treasuries, prices of long-term municipals also fell.

There has been a second catalyst for the decline of municipal bond prices. As the recession neared bottom in early 2009, the Obama administration unveiled its Build America Bonds (“BAB”) program. Part of the administration’s stimulus package, BABs were designed to subsidize borrowing costs for state and local governments. However, it became clear after the November election

2  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

that the new Congress would not extend the BAB program. As a result, a year-end rush to sell BABs flooded the market. Oversupply exceeded demand – causing municipal bond prices to fall.

The end of the BAB program is likely to result in higher borrowing costs for state and city governments, many of which are already in dire fiscal straights. The non-partisan Center on Budget and Policy Priorities projects that 46 states face budget shortfalls in 2011. In 18 of these states, the red ink is more than 20% of planned expenditures.

The Road Ahead
The Bush tax cuts have been extended for two years. While federal tax brackets will remain stable in 2011 and 2012, taxes at the state and local level are likely to rise, given the previously mentioned fiscal concerns. Therefore, despite current headwinds, we continue to believe that the tax advantages inherent in investing in municipal bonds should continue to make them compelling investments in the years ahead.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources are available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 3

PIMCO Municipal Income Funds II Fund Insights
November 30, 2010 (unaudited)

•

For the fiscal six-month period ended November 30, 2010 PIMCO Municipal Income Fund II returned 0.84% on NAV and -1.34% on market price. PIMCO California Municipal Fund II returned 0.02% on NAV and -1.56% on market price and PIMCO New York Municipal Income Fund II returned -0.04% on NAV and 3.21% on market price.

•

Amid generally declining yields, the municipal yield curve steepened slightly during the reporting period, following the lead of the Treasury market. The two-30 year spread increased by 34 basis points as long yields increased the most. AAA rated municipal yields increased by two, one, and 36 basis points in two-, 10-, and 30- year maturities, respectively. In longer maturities, municipal bonds significantly underperformed the stronger taxable bond market, with the Barclays Capital Long Municipal Bond Index returning 0.06% while the Barclays Capital Long Government/Credit index returned 6.16%, and the Barclays Capital Long U.S. Treasury index returned 5.02%. Municipal to Treasury yield ratios (a measure of the relative attractiveness of municipal and Treasury bonds) ended higher as Treasuries outperformed municipals. The 10-year ratio increased to 100.47% and the 30-year ratio decreased to 106.07%.

•

Holdings in the health care sector, which outperformed the general municipal market during the period, benefitted all three Funds’ returns. The Funds’ interest rate positioning was negative for performance. Exposure to the tobacco sector, which underperformed the general municipal market during the period, detracted from performance. The Funds’ positions in corporate-backed municipals, which significantly underperformed the general municipal market during the period, also hindered performance.

PIMCO Municipal Income Fund II

•

The national municipal bond market benefited from widespread anticipation, confirmed with a September announcement, of a second round of asset purchases by the Fed in support of credit markets. The improved investor sentiment was mitigated by rising concerns about the fiscal health of state governments given the persistence of low tax revenues.

PIMCO California Municipal Income Fund II

•

California municipal bonds underperformed the national index, with the Barclays Capital California Municipal Bond Index returning 0.95% versus 1.12% for the Barclays Capital Municipal Bond index over the period. Long California municipal bonds slightly underperformed their peers in the national index, returning 0.04% versus the Barclays Capital Long Municipal Bond Index gain of 0.06% cited above. Continued volatility is expected as the state continues to struggle through their budget process, even with the budget balance agreement.

• In addition to the factors noted above, exposure to the leasing sector, which outperformed the general municipal market during the period, benefitted performance.

PIMCO New York Municipal Income Fund II

•

New York municipals, as measured by the Barclays Capital New York Municipal Bond Index, returned 1.00% for the period, slightly trailing the national market’s 1.12% gain, as measured by the Barclays Capital Municipal Bond Index. The long-maturity segment of the New York market also under performed the long segment of the national municipal bond market, returning -0.06% versus the Barclays Capital Long Municipal Bond Index gain of 0.06% cited above.

• In addition to the factors noted above, exposure to the transportation sector, which underperformed the general municipal market during the period, detracted from performance.

4  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Funds II Performance & Statistics
November 30, 2010 (unaudited)

Municipal Fund II: Total Return (1):	Market Price	NAV

Six Month	(1.34)%	0.84%

1 Year	8.80%	11.61%

5 Year	(0.61)%	0.25%

Commencement of Operations (6/28/02) to 11/30/10	2.69%	3.11%

Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 11/30/10

Market Price
NAV

Market Price/NAV:

Market Price	$10.59

NAV	$10.48

Premium to NAV	1.05%

Market Price Yield(2)	7.37%

Moody’s Ratings
(as a % of total investments)

California Municipal Fund II:
Total Return(1):	Market Price	NAV

Six Month	(1.56)%	0.02%

1 Year	10.47%	10.79%

5 Year	(3.74)%	(4.48)%

Commencement of Operations (6/28/02) to 11/30/10	0.80%	0.00%

Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 11/30/10
Market Price
NAV

Market Price/NAV:

Market Price	$8.81

NAV	$7.75

Premium to NAV	13.68%

Market Price Yield(2)	8.22%

Moody’s Ratings
(as a % of total investments)

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 5

PIMCO Municipal Funds II Performance & Statistics
November 30, 2010 (unaudited) (continued)

New York Municipal Income Fund II:
Total Return (1):	Market Price	NAV

Six Month	3.21%	(0.04)%

1 Year	12.79%	9.50%

5 Year	0.46%	0.39%

Commencement of Operations (6/28/02) to 11/30/10	3.34%	2.97%

Market Price/NAV Performance:
Commencement of Operations (6/28/02) to 11/30/10
Market Price
NAV

Market Price/NAV:

Market Price	$11.38

NAV	$10.51

Premium to NAV	8.28%

Market Price Yield(2)	6.99%

Moody’s Ratings
(as a % of total investments)

(1)

Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in net asset value (“NAV”) or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions if any, have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in each dividends.

An investment in each Fund involves risk, including the loss of principal. Total return, market price, market yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)

Market Price Yield is determined by dividing the annualized current monthly per share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at November 30, 2010.

6  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

MUNICIPAL BONDS & NOTES—97.2%
	Alabama–1.2%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs.
	Financing Auth. Rev., Baptist Health Systems, Inc.,
	5.00%, 11/15/30, Ser. A	Baa2/NR	$8,698,600
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	A3/A	1,114,378
2,650	Tuscaloosa Public Educational Building Auth. Rev.,
	Stillman College Project, 5.00%, 6/1/26, Ser. A	NR/BBB–	2,476,292

			12,289,270

	Alaska–0.7%
3,550	Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	3,565,975
5,900	Northern Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/46, Ser. A	Baa3/NR	3,707,560

			7,273,535

	Arizona–9.6%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/A+	3,335,115
2,860	5.50%, 1/1/38, Ser. D	NR/A+	2,896,637
5,000	Maricopa Cnty. Pollution Control Corp. Rev.,
	5.00%, 6/1/35, Ser. A	A1/A	4,855,600
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	Aa2/AA	28,559,520
1,500	Tuscon Electric Power Co., 5.25%, 10/1/40, Ser. A	Baa3/BBB–	1,357,965
	Salt River Project Agricultural Improvement &
	Power Dist. Rev., Ser. A (h),
41,100	5.00%, 1/1/37	Aa1/AA	41,760,888
10,000	5.00%, 1/1/39	Aa1/AA	10,226,300
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	9,239,895

			102,231,920

	Arkansas–0.2%
13,000	Dev. Finance Auth. Rev., Arkansas Cancer Research Center
	Project, zero coupon, 7/1/46 (AMBAC)	Aa2/NR	1,691,430

	California–5.3%
6,000	Golden State Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/33, Ser. A-1	Baa3/BB+	4,407,540
2,500	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA–	2,492,350
1,365	Lynwood Utility Auth. Rev., 5.00%, 6/1/29, Ser. A (AGC)	Aa3/AA+	1,363,362
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AA+	2,018,880
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A
	(AGM)	Aa2/AA+	2,004,820
2,000	Santa Clara Cnty. Financing Auth. Rev.,
	5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	2,024,060
10,500	State, GO, 6.00%, 4/1/38	A1/A–	11,053,770
	Statewide Communities Dev. Auth. Rev.,
3,820	California Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	3,427,342

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 7

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	California–(continued)
	Methodist Hospital Project (FHA),
$5,500	6.625%, 8/1/29	Aa2/NR	$6,179,140
19,500	6.75%, 2/1/38	Aa2/NR	21,815,235

			56,786,499

	Colorado–2.1%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	A1/A+	5,659,176
11,250	City & Cnty. of Denver Airport Rev.,
	5.00%, 11/15/25, Ser. B (AGM)	Aa3/AA+	11,262,937
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	958,820
	Health Facs. Auth. Rev.,
1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	837,480
500	Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A–	507,435
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	Inc. Project, 5.875%, 6/1/37 (a)(c)	NR/BB	1,040,400
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	1,567,609
600	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A (d)	Aa3/A–	600,660

			22,434,517

	Connecticut–0.1%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation,
	7.875%, 4/1/39, Ser. A	NR/NR	1,302,962

	Delaware–0.1%
1,000	State Economic Dev. Auth. Rev., Delmarva Power & Light Co.,
	5.40%, 2/1/31	Baa2/BBB+	1,002,160

	Florida–5.8%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	A3/A–	1,095,540
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	620,184
8,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (h)	Aa2/AA	8,791,380
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	Aa3/AA–	1,036,250
6,205	Governmental Utility Auth. Rev., Barefoot Bay Utilities System,
	5.00%, 10/1/29 (AMBAC)	WR/NR	6,208,537
3,000	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.625%, 11/15/37, Ser. B	Aa3/AA–	3,036,690
2,335	Hillsborough Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa1/BBB	2,381,957
7,135	Jacksonville Health Facs. Auth. Rev., Ascension Health,
	5.25%, 11/15/32, Ser. A	Aa1/AA	7,204,566
3,000	Leesburg Hospital Rev., Leesburg Regional Medical
	Center Project, 5.50%, 7/1/32	Baa1/BBB+	2,847,450
3,490	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A–	3,535,963
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	407,105
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	Aa1/AAA	8,025,689
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	Baa1/A	4,284,100
10,000	Tallahassee Rev., 5.00%, 10/1/37 (h)	Aa1/AA+	10,137,900

8 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Florida–(continued)
$1,500	Winter Springs Water & Sewer Rev.,
	zero coupon, 10/1/29 (FGIC-NPFGC)	WR/A+	$601,815

			60,215,126

	Georgia–0.3%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	A1/NR	1,475,100
2,775	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project,
	5.25%, 7/1/37	NR/NR	2,189,753

			3,664,853

	Illinois–13.9%
	Chicago, GO, Ser. C,
10,000	5.00%, 1/1/34 (h)	Aa3/A+	9,891,600
4,065	5.50%, 1/1/40 (FGIC-NPFGC)	Aa3/A+	4,118,292
	Chicago, Special Assessment, Lake Shore East,
3,161	6.625%, 12/1/22	NR/NR	3,031,273
6,700	6.75%, 12/1/32	NR/NR	6,251,033
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AA+	1,244,437
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	Baa1/A	5,071,800
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,258,075
20,100	Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	18,811,590
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (k)	NR/NR	62,750
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	974,710
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	751,093
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	Baa1/BBB+	1,995,600
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A (k)	NR/NR	418,500
	Univ. of Chicago, Ser. B,
10,000	5.50%, 7/1/37	Aa1/AA	10,809,000
5,000	5.50%, 7/1/37 (h)	Aa1/AA	5,404,500
68,470	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	WR/A	70,606,264
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,500	6.55%, 1/1/20	NR/NR	4,224,600
2,900	7.00%, 1/1/28	NR/NR	2,551,594

			148,476,711

	Indiana–0.5%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,611,915
2,500	United States Steel Corp., 6.00%, 12/1/26	Ba2/BB	2,534,275
990	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
	5.80%, 9/1/47 (a)(c)	NR/NR	880,922

			5,027,112

	Iowa–4.1%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	NR/NR	179,223
1,075	5.50%, 11/15/37	NR/NR	700,158
4,500	Edgewater LLC Project, 6.75%, 11/15/42	NR/NR	4,077,540

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 9

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Iowa–(continued)
$850	Wedum Walnut Ridge LLC Project,
	5.625%, 12/1/45, Ser. A	NR/NR	$522,631
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	38,168,040

			43,647,592

	Kansas–0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA–	536,475
850	Manhattan Rev., Meadowlark Hills Retirement,
	5.00%, 5/15/36, Ser. A	NR/NR	655,053

			1,191,528

	Kentucky–0.8%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
2,000	5.375%, 8/15/24	Aa3/NR	2,141,040
2,500	5.625%, 8/15/27	Aa3/NR	2,659,725
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA–	2,503,700
1,000	Owensboro Medical Healthcare Systems,
	6.375%, 6/1/40, Ser. A	Baa2/NR	1,002,460

			8,306,925

	Louisiana–4.6%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2 (d)	Ba2/BBB–	457,852
	Woman’s Hospital Foundation, Ser. A,
750	5.875%, 10/1/40	A3/BBB+	719,918
1,000	6.00%, 10/1/44	A3/BBB+	968,980
3,300	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	Baa1/NR	2,954,523
44,395	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	43,939,063

			49,040,336

	Maryland–0.5%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,011,450
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	735,745
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB–	4,077,580

			5,824,775

	Massachusetts–0.8%
	Dev. Finance Agcy. Rev.,
	Adventcare Project,
4,610	6.75%, 10/15/37, Ser. A	NR/NR	4,168,177
580	7.625%, 10/15/37	NR/NR	581,311
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	NR/BBB	1,004,070
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA–	3,078,147

			8,831,705

	Michigan–3.1%
1,000	Detroit, GO, 5.25%, 11/1/35	Aa3/AA	964,940
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,045,150

10 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Michigan–(continued)
$800	Public Educational Facs. Auth. Rev., Bradford Academy,
	6.50%, 9/1/37 (a)(c)	NR/BBB–	$775,760
3,000	Royal Oak Hospital Finance Auth. Rev.,
	William Beaumont Hospital, 8.25%, 9/1/39	A1/A	3,514,200
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	5,088,550
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,270,905
1,925	6.00%, 4/1/22	A2/A	1,957,764
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BB	4,253,340

			32,870,609

	Minnesota–0.6%
150	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	NR/BBB–	138,993
280	Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	235,791
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,326,840
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	NR/NR	2,529,146
1,530	6.125%, 10/1/39	NR/NR	1,472,839
500	Oronoco Rev., Wedum Shorewood Campus Project,
	5.40%, 6/1/41	NR/NR	423,935
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	401,320

			6,528,864

	Mississippi–0.4%
3,605	Business Finance Corp. Rev., System Energy Res.,
	Inc. Project, 5.875%, 4/1/22	Ba1/BBB	3,579,657
740	Dev. Bank Special Obligation Rev., Capital Projects and
	Equipment Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	WR/NR	729,936

			4,309,593

	Missouri–1.8%
20,000	JT Municipal Electric Utility Commission Rev.,
	5.00%, 1/1/42, Ser. A (AMBAC)	A3/NR	19,119,200

	Nevada–1.1%
	Clark Cnty., GO, (FGIC-NPFGC),
10,000	4.75%, 11/1/35	Aa1/AA+	9,785,100
1,450	5.00%, 6/1/31	Aa1/AA+	1,460,208

			11,245,308

	New Hampshire–0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital,
	6.125%, 10/1/39, Ser. A	Baa1/BBB+	2,015,380
360	Health & Education Facs. Auth. Rev., Catholic Medical Center,
	6.125%, 7/1/32, Ser. A	Baa1/BBB+	361,523

			2,376,903

	New Jersey–3.3%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project,
	5.625%, 1/1/38	NR/NR	796,300

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 11

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	New Jersey–(continued)
	Economic Dev. Auth., Special Assessment,
	Kapkowski Road Landfill Project,
$4,000	5.75%, 10/1/21	Ba2/NR	$4,034,920
11,405	5.75%, 4/1/31	Ba2/NR	10,942,413
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	NR/NR	453,600
2,000	MSU Student Housing Project, 5.875%, 6/1/42	Baa3/NR	2,034,180
3,300	Educational Facs. Auth. Rev., Fairfield Dickinson Univ.,
	6.00%, 7/1/25, Ser. D	NR/NR	3,387,549
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa3/BBB–	1,458,165
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB–	1,645,829
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,092,300
13,150	Tobacco Settlement Financing Corp. Rev.,
	5.00%, 6/1/41, Ser. 1-A	Baa3/BB–	8,359,455

			35,204,711

	New Mexico–0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	2,004,320

	New York–2.8%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev.,
	Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	970,032
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	NR/AA	1,003,920
2,500	5.625%, 7/15/47	NR/A	2,581,700
1,250	6.375%, 7/15/49	NR/BBB–	1,293,975
	Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	A1/A	1,511,126
10,000	5.25%, 10/1/35 (h)	A1/A	10,040,700
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,041,909
2,830	New York City Municipal Water Finance Auth.
	Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (h)	Aa1/AAA	2,870,016
	Second Generation Resolutions,
4,000	4.75%, 6/15/35, Ser. DD (h)	Aa2/AA+	4,015,520
2,000	5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	2,044,560
1,750	State Dormitory Auth. Rev., The New School,
	5.50%, 7/1/40 (d)	A3/A–	1,783,845
250	Suffolk Cnty. Industrial Dev. Agcy. Rev.,
	New York Institute of Technology, 5.00%, 3/1/26	Baa2/BBB+	261,345

			29,418,648

	North Carolina–0.5%
5,000	Capital Facs. Finance Agcy. Rev., Duke Energy,
	4.625%, 11/1/40, Ser. A	A1/A	4,594,300
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	488,917
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	781,070

			5,864,287

12 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	North Dakota–0.3%
$3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	$3,590,056

	Ohio–1.3%
1,000	Higher Educational Fac. Commission Rev.,
	Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A	A2/A	1,051,420
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare,
	5.375%, 10/1/30	A1/AA–	7,559,700
500	Lorain Cnty. Port Auth. Rev., 6.75%, 12/1/40 (d)	Ba2/BB	506,150
1,000	Montgomery Cnty. Rev., Miami Valley Hospital,
	6.25%, 11/15/39, Ser. A	Aa3/NR	1,038,110
	State Rev.,
550	Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	557,342
3,000	Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	Aa2/AA–	3,167,910

			13,880,632

	Oregon–0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health
	System, 5.50%, 7/15/35, Ser. A	A2/A+	1,028,180
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa2/AA–	1,185,746

			2,213,926

	Pennsylvania–5.0%
	Cumberland Cnty. Municipal Auth. Rev.,
	Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB–	682,523
670	6.00%, 7/1/35	NR/BBB–	607,107
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	2,864,290
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB–	846,328
400	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA–	398,748
500	Luzerne Cnty. Industrial Dev. Auth. Rev.,
	Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	504,585
	Montgomery Cnty. Higher Education & Health Auth. Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,004,050
3,750	5.125%, 6/1/32	NR/A	3,690,000
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev.,
	5.375%, 8/1/38 (FHA)	Aa2/AA	8,646,115
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AA+	17,334,390
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	11,604,060
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	507,205
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev.,
	Excela Health Project, 5.125%, 7/1/30	A3/NR	968,150

			53,657,551

	Puerto Rico–0.9%
10,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	A1/A+	9,879,100

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 13

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Rhode Island–6.7%
$76,200	Tobacco Settlement Financing Corp. Rev.,
	6.25%, 6/1/42, Ser. A	Baa3/BBB	$71,724,012

	South Carolina–1.5%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare,
	5.375%, 10/1/39	A2/A+	990,510
	Jobs-Economic Dev. Auth. Rev.,
500	Anmed Health, 5.50%, 2/1/38, Ser. B (AGC)	NR/AA+	510,835
13,850	Bon Secours Health System, 5.625%, 11/15/30, Ser. B	A3/A–	13,901,383
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA–	1,048,910

			16,451,638

	Tennessee–0.7%
1,750	Claiborne Cnty. Industrial Dev. Board Rev.,
	Lincoln Memorial Univ. Project, 6.625%, 10/1/39	NR/NR	1,798,580
1,000	Johnson City Health & Educational Facs. Board Rev.,
	Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	974,960
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	NR/BBB+	436,930
	Tennessee Energy Acquisition Corp. Rev.,
3,000	5.00%, 2/1/23, Ser. C	Baa1/A	2,933,010
700	5.25%, 9/1/21, Ser. A	Ba3/BB+	705,663
700	5.25%, 9/1/22, Ser. A	Ba3/BB+	702,380

			7,551,523

	Texas–13.2%
130	Aubrey Independent School Dist., GO,
	5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	136,045
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	NR/A–	6,227,065
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AA+	2,515,400
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	Aa2/AA	3,794,625
12,700	5.50%, 10/1/39	Aa2/AA	12,993,116
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	NR/NR	490,679
5,500	Houston Airport Rev., 5.00%, 7/1/25, Ser. C (FGIC-NPFGC)	A2/A	5,501,430
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,287,448
	Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	A2/A	438,584
15,300	6.25%, 12/15/26, Ser. D	A2/A	16,410,168
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	A1/A+	10,448,011
10,300	5.50%, 12/15/38	A1/A+	10,500,541
	North Texas Tollway Auth. Rev.,
6,250	4.75%, 1/1/29 (FGIC-NPFGC)	A2/A	5,993,438
5,000	5.625%, 1/1/33, Ser. B	A2/A–	4,984,100
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,199,940
1,250	6.25%, 1/1/39, Ser. A	A2/A–	1,296,400

14 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Texas–(continued)
$2,000	Sabine River Auth. Pollution Control Rev.,
	5.20%, 5/1/28, Ser. C	Ca/NR	$673,280
10,000	San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32 (h)	Aa1/AA	10,452,000
250	San Juan Higher Education Finance Auth. Rev.,
	6.70%, 8/15/40, Ser. A (d)	NR/BBB	251,028
	State, Mobility Fund, GO (h),
10,025	4.75%, 4/1/35, Ser. A	Aaa/AA+	10,078,934
17,500	4.75%, 4/1/36	Aaa/AA+	17,597,125
3,250	State, Water Financial Assistance, GO, 5.00%, 8/1/36	Aaa/AA+	3,297,385
1,000	State Public Finance Auth. Rev., Charter School Finance Corp.,
	5.875%, 12/1/36, Ser. A	Baa3/BBB–	962,040
8,880	State Turnpike Auth. Rev., 5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/BBB+	8,117,474
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA–	3,294,990

			140,941,246

	Virginia–0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	Aa2/AA+	1,059,530
1,000	Henrico Cnty. Economic Dev. Auth. Rev., Bon Secours Health
	System, 4.50%, 11/1/42, Ser. B-1 (AGC)	Aa3/AA+	914,700
2,050	James City Cnty. Economic Dev. Auth. Rev.,
	United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	1,222,333

			3,196,563

	Washington–1.5%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AA+	1,375,647
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,101,240
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	13,230,490

			15,707,377

	Wisconsin–1.1%
	Health & Educational Facs. Auth. Rev.,
90	Froedert & Community Health, 5.375%, 10/1/30	NR/AA–	90,763
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,070,620
10,000	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA–	10,894,100

			12,055,483

	Total Municipal Bonds & Notes (cost–$1,038,077,474)		1,039,030,506

VARIABLE RATE NOTES (f)—2.8%
	California–0.4%
5,000	Health Facs. Financing Auth. Rev.,
	9.31%, 11/15/36, Ser. 3193 (a)(c)(e)	NR/NR	4,744,400

	Florida–0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.00%, 11/15/31, Ser. C	Aa3/AA–	1,754,275

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 15

PIMCO Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Illinois–1.2%
$5,000	Chicago, GO, 13.58%, 1/1/34, Ser. 3190 (a)(c)(e)	NR/NR	$4,837,400
3,000	Metropolitan Pier & Exposition Auth. Rev.,
	14.19%, 6/15/50, Ser. 3217 (a)(c)(e)	NR/AAA	2,735,580
5,000	State, GO, 9.54%, 4/1/27, Ser. 783 (AGC) (a)(c)(e)	Aa3/NR	5,056,500

			12,629,480

	Texas–0.8%
3,335	JPMorgan Chase Putters/Drivers Trust Rev.,
	13.445%, 5/15/18, Ser. 3709 (a)(c)(e)	NR/AAA	3,700,616
5,365	State, GO, 8.80%, 4/1/37, Ser. 3197 (a)(c)(e)	NR/NR	5,480,991

			9,181,607

	West Virginia–0.2%
2,000	Economic Dev. Auth. Rev., Appalachia Power,
	5.375%, 12/1/38, Ser. A	Baa2/BBB	1,948,060

	Total Variable Rate Notes (cost–$31,180,125)		30,257,822

	Total Investments (cost–$1,069,257,599)–100.0%		$1,069,288,328

16 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

CALIFORNIA MUNICIPAL BONDS & NOTES—90.3%
$2,000	Alhambra Rev., Atherton Baptist Homes,
	7.625%, 1/1/40, Ser. A	NR/NR	$2,080,060
5,300	Assoc. of Bay Area Gov’t Finance Auth. for Nonprofit Corps. Rev.,
	Odd Fellows Home of California,
	5.20%, 11/15/22, Ser. A (CA Mtg. Ins.)	NR/A–	5,346,746
	Bay Area Toll Auth. Rev., San Francisco Bay Area, Ser. F-1,
5,000	5.00%, 4/1/34	Aa3/AA	5,011,800
20,000	5.00%, 4/1/39 (h)	Aa3/AA	20,035,000
1,000	Chula Vista Rev., San Diego Gas & Electric,
	5.875%, 2/15/34, Ser. B	Aa3/A+	1,117,120
300	City & Cnty. of San Francisco,
	Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	A1/AA–	306,675
1,410	Community College Financing Auth. Rev.,
	5.00%, 8/1/27, Ser. A (AMBAC)	WR/NR	1,351,429
1,110	Corona-Norco Unified School Dist. No. 98-1, Special Tax,
	5.10%, 9/1/25 (AMBAC)	WR/NR	1,110,466
	Corona-Norco Unified School Dist. Public Financing Auth.,
	Special Tax, Ser. A,
305	5.65%, 9/1/16	NR/NR	308,550
160	5.75%, 9/1/17	NR/NR	161,090
530	6.00%, 9/1/20	NR/NR	533,774
1,000	6.00%, 9/1/25	NR/NR	1,006,130
4,150	6.10%, 9/1/32	NR/NR	4,032,845
9,565	Coronado Community Dev. Agcy., Tax Allocation,
	4.875%, 9/1/35 (AMBAC)	NR/AA–	8,390,992
3,000	Dinuba Financing Auth. Rev., Public Works Projects,
	5.10%, 8/1/32 (NPFGC)	Baa1/A	3,060,960
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy., CP,
	5.75%, 8/1/39, Ser. A (AGC)	Aa3/AA+	8,611,997
1,500	Foothill-Eastern Transportation Corridor Agcy. Rev.,
	5.875%, 1/15/27 (IBC-NPFGC)	Baa1/A	1,455,090
1,440	Fremont Community Facs. Dist. No. 1, Special Tax,
	Pacific Commons, 5.30%, 9/1/30	NR/NR	1,326,182
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	A2/BBB+	12,132,574
1,500	5.00%, 6/1/45, Ser. A	A2/BBB+	1,310,685
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	A2/A–	5,242,740
8,500	5.125%, 6/1/47, Ser. A-1	Baa3/BB+	5,482,160
21,415	5.75%, 6/1/47, Ser. A-1	Baa3/BB+	15,357,125
500	Hartnell Community College Dist., GO,
	zero coupon, 8/1/34, Ser. 2002-D (i)	Aa2/AA–	251,310
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%, 3/1/33	NR/A	457,080
250	5.75%, 9/1/39	NR/A	252,025
3,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	3,124,230
1,200	Children’s Hospital of Los Angeles, 5.25%, 7/1/38 (AGM)	Aa3/AA+	1,155,972
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	NR/A	529,765
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	A1/AA–	1,443,030
2,000	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	Aa3/A	1,853,060
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	A1/A+	173,486

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 17

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$1,000	Irvine Unified School Dist., Special Tax, 6.70%, 9/1/35	NR/NR	$1,053,980
500	Lancaster Redev. Agcy. Rev., Capital Improvements Projects,
	5.90%, 12/1/35	NR/A	496,060
1,000	Lancaster Redev. Agcy., Tax Allocation, 6.875%, 8/1/39	NR/A	1,094,360
5,300	Livermore-Amador Valley Water Management Agcy. Rev.,
	5.00%, 8/1/31, Ser. A (AMBAC)	Aa2/NR	5,322,949
7,500	Long Beach Bond Finance Auth. Rev., Long Beach Natural Gas,
	5.50%, 11/15/37, Ser. A	A2/A	7,324,725
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (h)	Aa2/AA–	10,315,200
2,685	Los Angeles, Equipment & Real Property Project, CP,
	5.00%, 10/1/27, Ser. AU (NPFGC)	A2/A+	2,699,714
4,895	Los Angeles, Real Property Project, CP,
	5.00%, 2/1/27, Ser. T (NPFGC)	A1/A+	4,909,440
10,000	Los Angeles Community College Dist., GO,
	5.00%, 8/1/33, Ser. F-1 (h)	Aa1/AA	9,999,300
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (AGM) (h)	Aa3/AA+	15,036,150
15,950	5.125%, 7/1/41, Ser. A (FGIC-NPFGC-TCRS)	Aa2/AA	15,962,282
11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	Aa2/AA–	10,910,240
	Manteca Redev. Agcy., Tax Allocation,
7,295	5.00%, 10/1/32 (AGM)	Aa3/AA+	6,977,011
10,000	5.00%, 10/1/36 (AMBAC)	WR/A	8,829,300
5,330	Manteca Unified School Dist. No. 89-2, Special Tax,
	5.00%, 9/1/29, Ser. C (NPFGC)	Baa1/A	5,291,144
4,000	Merced Cnty., Juvenile Justice Correctional Fac., CP,
	5.00%, 6/1/32 (AMBAC)	A1/NR	4,026,280
5,000	Metropolitan Water Dist. of Southern California Rev.,
	5.00%, 7/1/37, Ser. A (h)	Aa1/AAA	5,126,500
4,700	Moreno Valley Unified School Dist. Community Facs.
	Dist. No. 2004-6, Special Tax, 5.20%, 9/1/36	NR/NR	3,729,262
1,400	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	NR/A	1,526,084
5,000	Oakland Unified School Dist., Alameda Cnty., GO,
	6.125%, 8/1/29, Ser. A	A1/BBB+	5,276,000
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	Baa3/NR	4,893,687
10,000	Placentia-Yorba Linda Unified School Dist., CP,
	5.00%, 10/1/32 (FGIC-NPFGC)	A1/A+	9,450,800
1,500	Pollution Control Financing Auth. Rev.,
	American Water Capital Corp. Project,
	5.25%, 8/1/40 (a)(c)	Baa2/BBB+	1,418,145
	Riverside Unified School Dist. Community Facs.
	School Dist. No. 15, Special Tax, Ser. A,
1,000	5.25%, 9/1/30	NR/NR	881,020
1,000	5.25%, 9/1/35	NR/NR	848,170
3,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	WR/A+	2,862,540
	Roseville Redev. Agcy., Tax Allocation, Ser. B (NPFGC),
2,230	5.00%, 9/1/27	A2/A	2,185,244
3,365	5.00%, 9/1/32	A2/A	3,214,416
7,500	San Bernardino Community College Dist., GO,
	6.25%, 8/1/33, Ser. A	Aa2/AA–	8,265,450
	San Diego Public Facs. Financing Auth. Rev.,
11,000	5.00%, 8/1/32 (NPFGC)	Aa3/A+	11,105,710
4,000	5.25%, 8/1/38, Ser. A	Aa2/AA–	4,176,520

18 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$1,000	5.25%, 5/15/39, Ser. A	Aa3/A+	$1,040,090
1,500	Fire & Life Safety Facs. Project,
	5.00%, 4/1/32, Ser. B (NPFGC)	A2/A	1,371,630
2,800	San Diego Regional Building Auth. Rev.,
	Cnty. Operations Center & Annex,
	5.375%, 2/1/36, Ser. A	Aa3/AA+	2,909,396
5,000	San Diego Unified School Dist., GO,
	4.75%, 7/1/27, Ser. D-2 (AGM)	Aa1/AA+	5,047,650
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	A1/NR	1,291,916
1,500	Santa Cruz Cnty. Redev. Agcy., Tax Allocation,
	Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	A1/A	1,668,675
	State, GO,
2,500	5.00%, 9/1/31	A1/A–	2,430,625
7,000	5.00%, 4/1/38	A1/A–	6,640,130
11,000	6.00%, 4/1/38	A1/A–	11,580,140
	State Public Works Board Rev.,
3,000	5.75%, 10/1/30, Ser. G-1	A2/BBB+	3,064,260
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	Aa3/BBB+	2,096,860
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	Aa2/AA–	7,778,783
	Statewide Communities Dev. Auth. Rev.,
	Bentley School (a)(b)(j),
11,180	zero coupon, 7/1/50
	(acquisition cost–$400,132; purchased 6/24/10)	NR/NR	298,394
3,760	7.00%, 7/1/40, Ser. A
	(acquisition cost–$3,645,621; purchased 6/24/10)	NR/NR	3,175,508
	Catholic Healthcare West,
1,800	5.50%, 7/1/31, Ser. D	A2/A	1,821,690
1,800	5.50%, 7/1/31, Ser. E	A2/A	1,821,690
	Huntington Park Charter School Project, Ser. A,
250	5.15%, 7/1/30	NR/NR	199,065
1,250	5.25%, 7/1/42	NR/NR	942,712
500	International School of the Peninsula Project, 5.00%, 11/1/29	NR/NR	369,845
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	WR/A+	2,781,800
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	NR/NR	1,027,110
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A–	8,978,029
	Methodist Hospital Project (FHA),
2,000	6.25%, 8/1/24	Aa2/NR	2,290,300
2,400	6.625%, 8/1/29	Aa2/NR	2,696,352
8,800	6.75%, 2/1/38	Aa2/NR	9,844,824
3,700	St. Joseph, 5.75%, 7/1/47, Ser. A (FGIC)	A1/AA–	3,717,834
1,365	Windrush School, 5.50%, 7/1/37	NR/NR	1,097,242
1,465	Statewide Financing Auth. Tobacco Settlement Rev.,
	5.625%, 5/1/29, Ser. A	Baa3/NR	1,399,471
	Tobacco Securitization Agcy. Rev.,
4,500	Alameda Cnty., 6.00%, 6/1/42	Baa3/NR	3,541,860
1,800	Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	Baa3/NR	1,367,478
1,000	Tustin Unified School Dist., Special Tax,
	6.00%, 9/1/40, Ser. 2006-1	NR/BBB	1,005,750
	Univ. of California Rev.,
5,500	4.75%, 5/15/35, Ser. F (AGM) (h)	Aa1/AA+	5,360,080
5,000	4.75%, 5/15/35, Ser. G (FGIC-NPFGC) (h)	Aa1/AA	4,804,150
5,650	4.75%, 5/15/38, Ser. B	Aa2/AA–	5,351,454

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 19

PIMCO California Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Ventura Cnty. Community College Dist., GO,
$10,000	5.00%, 8/1/27, Ser. A (NPFGC) (h)	Aa2/AA	$10,271,800
5,000	5.50%, 8/1/33, Ser. C	Aa2/AA	5,304,050

	Total California Municipal Bonds & Notes (cost–$397,638,283)		415,608,474

CALIFORNIA VARIABLE RATE NOTES (a)(c)(f)—5.0%
6,035	Desert Community College Dist., GO,
	9.31%, 8/1/32, Ser. 3016-1 (AGC) (e)	NR/AAA	6,241,518
7,500	JPMorgan Chase Putters/Drivers Trust Rev.,
	1.00%, 5/15/40, Ser. 3838 (d)(e)	Aa3/NR	7,317,300
4,000	Los Angeles Community College Dist., GO,
	13.58%, 8/1/33, Ser. 3096 (e)	NR/AA	3,999,000
5,000	San Diego Community College Dist., GO, 9.786%, 2/1/17	NR/AA+	5,347,900

	Total California Variable Rate Notes (cost–$22,335,752)		22,905,718

OTHER MUNICIPAL BONDS & NOTES—3.9%
	New York–0.7%
1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
	5.25%, 10/1/35	A1/A	1,255,088
1,900	New York City Municipal Water Finance Auth.
	Water & Sewer Rev., 5.00%, 6/15/37, Ser. D (h)	Aa1/AAA	1,926,866

			3,181,954

	Ohio–0.3%
2,250	Buckeye Tobacco Settlement Financing Auth. Rev.,

	5.875%, 6/1/47, Ser. A-2	Baa3/BB–	1,570,050

	Puerto Rico–2.9%
2,200	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa1/BBB–	2,265,934
4,000	Electric Power Auth. Rev., 5.25%, 7/1/40, Ser. XX	A3/BBB+	3,952,440
2,505	Public Buildings Auth. Gov’t Facs. Rev.,
	5.00%, 7/1/36, Ser. I (GTD)	A3/BBB–	2,343,778
	Sales Tax Financing Corp. Rev., Ser. A,
1,600	5.00%, 8/1/40 (AGM) (h)	Aa3/AA+	1,540,080
3,000	5.50%, 8/1/42	A1/A+	3,047,220

			13,149,452

	Total Other Municipal Bonds & Notes (cost–$17,315,659)		17,901,456

CORPORATE BONDS & NOTES—0.8%
	Financial Services–0.8%
3,540	International Lease Finance Corp., 5.40%, 2/15/12 (g)
	(cost–$3,132,232)	B1/BB+	3,548,850

	Total Investments (cost–$440,421,926)–100.0%		$459,964,498

20 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

NEW YORK MUNICIPAL BONDS & NOTES—86.8%
$1,000	Chautauqua Cnty. Industrial Dev. Agcy. Rev.,
	Dunkirk Power Project, 5.875%, 4/1/42	Baa3/BB+	$1,015,830
2,400	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project,
	6.00%, 11/15/36, Ser. A	NR/NR	1,940,064
	Liberty Dev. Corp. Rev.,
500	6.375%, 7/15/49	NR/BBB–	517,590
	Goldman Sachs Headquarters,
3,000	5.25%, 10/1/35	A1/A	3,012,210
4,120	5.25%, 10/1/35 (h)	A1/A	4,136,768
3,500	5.50%, 10/1/37	A1/A	3,682,035
500	Long Island Power Auth. Rev., 5.00%, 9/1/34, Ser. A (AMBAC)	A3/A–	504,035
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (AGM)	Aa3/AA+	1,855,402
2,000	5.00%, 11/15/34, Ser. B	NR/AA	2,034,600
8,000	5.25%, 11/15/31, Ser. E	A2/A	8,040,880
7,000	5.35%, 7/1/31, Ser. B	Aa3/AAA	7,190,400
5,000	5.50%, 11/15/39, Ser. A	NR/AA	5,303,500
7,000	Monroe Cnty. Industrial Dev. Corp. Rev.,
	Unity Hospital Rochester Project, 5.50%, 8/15/40 (FHA) (h)	Aa2/AA–	7,344,890
2,870	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	2,887,335
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	2,273,256
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa2/AA	4,081,360
1,500	New York City Health & Hospital Corp. Rev., 5.00%,
	2/15/30, Ser. A	Aa3/A+	1,530,945
975	New York City Industrial Dev. Agcy. Rev.,
	Eger Harbor Project, 4.95%, 11/20/32, Ser. A (GNMA)	NR/AA+	983,356
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	1,251,907
1,500	Queens Baseball Stadium, 6.50%, 1/1/46 (AGC)	Aa3/AA+	1,634,430
1,170	Staten Island Univ. Hospital Project, 6.45%, 7/1/32, Ser. C	Baa3/NR	1,171,392
1,500	United Jewish Appeal Federation Project,
	5.00%, 7/1/27, Ser. A	Aa1/NR	1,545,960
	Yankee Stadium,
2,750	5.00%, 3/1/31 (FGIC)	Baa3/BBB–	2,708,502
2,400	5.00%, 3/1/36 (NPFGC)	Baa1/A	2,277,840
4,900	7.00%, 3/1/49 (AGC)	Aa3/AA+	5,544,399
1,500	New York City Municipal Water Finance Auth.
	Water & Sewer Rev., 5.25%, 6/15/40, Ser. EE	Aa2/AA+	1,558,485
500	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	511,140
	New York City Transitional Finance Auth. Rev.,
6,000	5.00%, 11/1/27, Ser. B	Aaa/AAA	6,217,740
5,000	5.25%, 1/15/39, Ser. S-3	Aa3/AA–	5,193,800
	New York City Trust for Cultural Res. Rev.,
2,700	Julliard School, 5.00%, 1/1/34, Ser. A	Aa2/AA	2,761,101
6,785	Wildlife Conservation Society, 5.00%, 2/1/34 (FGIC-NPFGC)	Aa3/AA–	6,821,978
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (AGM)	Aa2/AA+	3,660,156
	State Dormitory Auth. Rev.,
3,000	5.00%, 3/15/38, Ser. A	NR/AAA	3,069,210
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	Aa3/AA–	8,106,652

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 21

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

$2,600	Catholic Health of Long Island, 5.10%, 7/1/34	A3/BBB+	$2,540,278
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/NR	2,010,400
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Baa3/NR	5,031,926
1,320	Long Island Univ., 5.25%, 9/1/28 (Radian)	Baa3/NR	1,323,709
	Memorial Sloan-Kettering Cancer Center,
2,750	5.00%, 7/1/35, Ser. 1	Aa2/AA	2,795,348
2,000	5.00%, 7/1/36, Ser. A-1	Aa2/AA	2,041,640
2,100	New York Univ., 5.00%, 7/1/38, Ser. A	Aa3/AA–	2,125,011
1,000	New York Univ. Hospital Center, 5.625%, 7/1/37, Ser. B	Baa2/BBB	1,013,930
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA–	5,920,024
600	North Shore-Long Island Jewish Health System,
	5.50%, 5/1/37, Ser. A	Baa1/A–	612,108
5,000	Rochester General Hospital, 5.00%, 12/1/35 (Radian)	WR/NR	4,662,550
	Teachers College,
4,270	5.00%, 7/1/32 (NPFGC)	A1/NR	4,300,061
3,000	5.50%, 3/1/39	A1/NR	3,093,960
1,000	The New School, 5.50%, 7/1/40 (d)	A3/A–	1,019,340
3,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aa3/NR	3,054,270
5,000	State Environmental Facs. Corp. Rev., 5.125%, 6/15/38, Ser. A	Aa1/AA+	5,212,150
1,000	State Thruway Auth. Rev., 4.75%, 1/1/29, Ser. G (AGM)	Aa3/AA+	1,016,410
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (h)	NR/AAA	6,163,200
	Triborough Bridge & Tunnel Auth. Rev.,
710	5.00%, 1/1/32, Ser. A (FGIC-TCRS)	Aa2/AA–	714,111
5,000	5.25%, 11/15/34, Ser. A-2 (h)	Aa2/AA–	5,227,800
150	Troy Rev., Rensselaer Polytechnic Institute,
	5.125%, 9/1/40, Ser. A	A3/A	149,648
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,426,372
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital Project, 5.00%, 12/1/35, Ser. A (AGM)	Aa3/AA+	2,004,400
1,000	Yonkers Economic Dev. Corp. Rev., 6.00%, 10/15/30, Ser. A	NR/BB+	966,180
600	Yonkers Industrial Dev. Agcy. Rev., Sarah Lawrence
	College Project, 6.00%, 6/1/41, Ser. A	NR/A	625,926

	Total New York Municipal Bonds & Notes (cost–$172,930,026)		177,419,900

OTHER MUNICIPAL BONDS & NOTES—10.4%
	California–0.5%
1,000	Health Facs. Financing Auth. Rev., Catholic Healthcare West,
	6.00%, 7/1/39, Ser. A	A2/A	1,041,410

	Florida–1.0%
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	Aa3/AA–	1,036,250
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A–	1,013,170

			2,049,420

	Louisiana–0.5%
1,000	East Baton Rouge Sewerage Commission Rev.,
	5.25%, 2/1/39, Ser. A	Aa2/AA–	1,040,990

22 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO New York Municipal Income Fund II Schedule of Investments
November 30, 2010 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	Ohio–0.5%
$1,435	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BB–	$1,001,343

	Puerto Rico–7.4%
4,600	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa1/BBB–	4,737,862
5,675	Children’s Trust Fund Rev., 5.625%, 5/15/43	Baa3/BBB	4,918,125
	Sales Tax Financing Corp. Rev., Ser. A,
14,250	zero coupon, 8/1/54 (AMBAC)	Aa2/AA–	798,713
12,900	zero coupon, 8/1/56	Aa2/AA–	622,554
2,000	5.00%, 8/1/40 (AGM) (h)	Aa3/AA+	1,925,100
1,000	5.50%, 8/1/42	A1/A+	1,015,740
1,000	5.75%, 8/1/37	A1/A+	1,034,360

			15,052,454

	U.S. Virgin Islands–0.5%
1,000	Public Finance Auth. Rev., 6.00%, 10/1/39, Ser. A	Baa3/NR	1,036,630

	Total Other Municipal Bonds & Notes (cost–$22,603,377)		21,222,247

NEW YORK VARIABLE RATE NOTES (a)(c)(e)(f)—2.8%
	JPMorgan Chase Putters/Drivers Trust Rev.,
5,000	9.25%, 7/1/33, Ser. 3382	Aa1/NR	5,289,600
500	9.772%, 6/15/31, Ser. 3223	NR/AA+	568,150

	Total New York Variable Rate Notes (cost–$5,393,769)		5,857,750

	Total Investments (cost–$200,927,172)–100.0%		$204,499,897

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 23

PIMCO Municipal Income Funds II Notes to Schedule of Investments
November 30, 2010 (unaudited)

Notes to Schedule of Investments:
(a)

Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $32,679,911, representing 3.1% of total investments in Municipal Income II, $27,797,765, representing 6.0% of total investments in California Municipal II and $5,857,750, representing 2.9% of total investments in New York Municipal II.

(b)	Illiquid.
(c)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery. To be settled/delivered after November 30, 2010.
(e)

Inverse Floater–The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on November 30, 2010.

(f)

Variable Rate Notes–Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2010.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.
(h)

Residual Interest Bonds held in Trust–Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which each Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Step Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)	Restricted. The aggregate acquisition cost and market value of such securities is $4,045,753 and $3,473,902, respectively representing 0.8% of total investments in California Municipal II.
(k)	In default.

Glossary:
AGC — insured by Assured Guaranty Corp.
AGM — insured by Assured Guaranty Municipal Corp.
AMBAC — insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. — insured by California Mortgage Insurance
CA St. Mtg. — insured by California State Mortgage
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FHA — insured by Federal Housing Administration
GNMA — insured by Government National Mortgage Association
GO — General Obligation Bond
GTD — Guaranteed
IBC — Insurance Bond Certificate
NPFGC — insured by National Public Finance Guarantee Corp.
NR — Not Rated
PSF — Public School Fund
Radian — insured by Radian Guaranty, Inc.
TCRS — Temporary Custodian Receipts
WR — Withdrawn Rating

24 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II Statements of Assets and Liabilities
November 30, 2010 (unaudited)

	Municipal II	California Municipal II	New York Municipal II

Assets:
Investments, at value (cost – $1,069,257,599, $440,421,926 and $200,927,172, respectively)	$1,069,288,328	$459,964,498	$204,499,897

Cash	3,101,090	—	829,648

Interest receivable	20,350,796	7,795,968	2,943,138

Receivable for investments sold	1,030	489,865	—

Prepaid expenses and other assets	61,882	61,005	26,202

Total Assets	1,092,803,126	468,311,336	208,298,885

Liabilities:
Payable for floating rate notes issued	86,469,472	46,820,833	13,851,894

Dividends payable to common and preferred shareholders	3,927,437	1,961,715	717,830

Payable for investments purchased	3,478,905	7,389,417	964,610

Interest payable	773,575	127,370	99,972

Investment management fees payable	540,474	219,625	103,978

Payable to custodian for cash overdrafts	—	1,444,281	—

Payable for reverse repurchase agreements	—	3,281,580	—

Interest payable for reverse repurchase agreements	—	1,126	—

Accrued expenses and other liabilities	241,777	1,903,770	265,310

Total Liabilities	95,431,640	63,149,717	16,003,594

Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 14,680, 6,520 and 3,160 shares issued and outstanding, respectively)	367,000,000	163,000,000	79,000,000

Net Assets Applicable to Common Shareholders	$630,371,486	$242,161,619	$113,295,291

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$601	$313	$108

Paid-in-capital in excess of par	851,283,462	432,477,484	152,478,487

Undistributed (dividends in excess of) net investment income	12,181,899	(2,676,604)	1,530,343

Accumulated net realized loss on investments	(233,123,645)	(207,269,873)	(44,307,118)

Net unrealized appreciation of investments	29,169	19,630,299	3,593,471

Net Assets Applicable to Common Shareholders	$630,371,486	$242,161,619	$113,295,291

Common Shares Issued and Outstanding	60,149,356	31,261,451	10,784,537

Net Asset Value Per Common Share	$10.48	$7.75	$10.51

See accompanying Notes to Financial Statements | 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 25

PIMCO Municipal Income Funds II Statements of Operations
Six Months ended November 30, 2010 (unaudited)

	Municipal II	California Municipal II	New York Municipal II

Investment Income:
Interest	$31,403,585	$13,066,035	$5,748,675

Expenses:
Investment management fees	3,335,138	1,365,547	643,894

Interest expense	377,370	56,041	52,491

Auction agent fees and commissions	286,788	131,669	64,789

Custodian and accounting agent fees	70,883	47,717	31,626

Trustees’ fees and expenses	52,317	22,898	10,526

Shareholder communications	50,505	25,861	11,093

Audit and tax services	41,911	27,296	22,468

New York Stock Exchange listing fees	29,413	15,312	12,913

Legal fees	28,714	10,980	6,233

Transfer agent fees	15,107	15,738	16,689

Insurance expense	12,763	5,513	2,763

Miscellaneous	6,688	6,707	4,557

Total Expenses	4,307,597	1,731,279	880,042

Less: custody credits earned on cash balances	(766)	(171)	(314)

Net Expenses	4,306,831	1,731,108	879,728

Net Investment Income	27,096,754	11,334,927	4,868,947

Realized and Change in Unrealized Gain (Loss)
Net realized gain on investments	12,010,551	984,149	479,226

Net change in unrealized appreciation/depreciation of investments	(32,115,175)	(11,748,484)	(5,118,241)

Net realized and change in unrealized loss on investments	(20,104,624)	(10,764,335)	(4,639,015)

Net Increase in Net Assets Resulting from Investment Operations	6,992,130	570,592	229,932

Dividends on Preferred Shares from Net Investment Income	(770,126)	(342,045)	(165,389)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$6,222,004	$228,547	$64,543

26 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II	Statements of Changes in Net Assets
Applicable to Common Shareholders

Municipal II:	Six Months ended November 30, 2010 (unaudited)	Year ended May 31, 2010

Investment Operations:
Net investment income	$27,096,754	$52,452,681

Net realized gain on investments	12,010,551	151,024

Net change in unrealized appreciation/depreciation of investments	(32,115,175)	103,180,602

Net increase in net assets resulting from investment operations	6,992,130	155,784,307

Dividends to Preferred Shareholders from Net Investment Income	(770,126)	(1,651,157)

Net increase in net assets applicable to common shareholders resulting from investment operations	6,222,004	154,133,150

Dividends to Common Shareholders from Net Investment Income	(23,429,411)	(46,637,024)

Common Share Transactions:
Reinvestment of dividends	1,990,035	4,046,441

Total increase (decrease) in net assets applicable to common shareholders	(15,217,372)	111,542,567

Net Assets Applicable to Common Shareholders:
Beginning of period	645,588,858	534,046,291

End of period (including undistributed net investment income of $12,181,899 and $9,284,682, respectively)	$630,371,486	$645,588,858

Common Shares Issued in Reinvestment of Dividends	180,112	400,876

California Municipal II:

Investment Operations:
Net investment income	$11,334,927	$23,419,545

Net realized gain (loss) on investments	984,149	(2,327,882)

Net change in unrealized appreciation/depreciation of investments	(11,748,484)	23,246,648

Net increase in net assets resulting from investment operations	570,592	44,338,311

Dividends to Preferred Shareholders from Net Investment Income	(342,045)	(777,175)

Net increase in net assets applicable to common shareholders
resulting from investment operations	228,547	43,561,13

Dividends to Common Shareholders from Net Investment Income	(11,709,199)	(24,003,858)

Common Share Transactions:
Reinvestment of dividends	826,666	1,843,810

Total increase (decrease) in net assets applicable to common shareholders	(10,653,986)	21,401,088

Net Assets Applicable to Common Shareholders:
Beginning of period	252,815,605	231,414,517

End of period (including dividends in excess of net investment income of $(2,676,604) and $(1,960,287), respectively)	$242,161,619	$252,815,605

Common Shares Issued in Reinvestment of Dividends	91,139	220,172

See accompanying Notes to Financial Statements | 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 27

PIMCO Municipal Income Funds II	Statements of Changes in Net Assets
Applicable to Common Shareholders (continued)

New York Municipal II:

	Six Months ended November 30, 2010 (unaudited)	Year ended May 31, 2010

Investment Operations:
Net investment income	$4,868,947	$10,474,659

Net realized gain (loss) on investments	479,226	(770,215)

Net change in unrealized appreciation/depreciation of investments	(5,118,241)	13,497,488

Net increase in net assets resulting from investment operations	229,932	23,201,932

Dividends to Preferred Shareholders from Net Investment Income	(165,389)	(363,065)

Net increase in net assets applicable to common shareholders resulting from investment operations	64,543	22,838,867

Dividends to Common Shareholders from Net Investment Income	(4,281,717)	(8,524,998)

Common Share Transactions:
Reinvestment of dividends	351,464	721,255

Total increase (decrease) in net assets applicable to common shareholders	(3,865,710)	15,035,124

Net Assets Applicable to Common Shareholders:
Beginning of period	117,161,001	102,125,877

End of period (including undistributed net investment income of $1,530,343 and $1,108,502, respectively)	$113,295,291	$117,161,001

Common Shares Issued in Reinvestment of Dividends	31,061	68,673

28 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund II Statement of Cash Flows†
Six Months ended November 30, 2010 (unaudited)

Decrease in Cash from:
Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$570,592

Adjustments to Reconcile Net Increase in Net Assets Resulting from Investment Operations to Net Cash provided by Operating Activities:
Purchases of long-term investments	(41,587,200)

Proceeds from sales of long-term investments	41,469,318

Sales of short-term portfolio investments, net	5,000,000

Net change in unrealized appreciation/depreciation of investments	11,912,028

Net realized gain on investments	(1,232,202)

Net amortization on investments	(496,248)

Increase in receivable for investments sold	(489,865)

Increase in interest receivable	(593,502)

Increase in prepaid expenses and other assets	(17,148)

Increase in payable for investments purchased	7,389,417

Decrease in investment management fees payable	(9,612)

Decrease in interest payable for reverse repurchase agreements	(1,778)

Decrease in accrued expenses and other liabilities	(24,692)

Net cash provided by operating activities*	21,889,108

Cash Flows used for Financing Activities:
Decrease in payable for reverse repurchase agreements	(4,608,543)

Cash dividends paid (excluding reinvestment of dividends of $826,666)	(11,223,150)

Cash payments on retirement of floating rate notes	(7,502,889)

Increase in payable to custodian for cash overdraft	1,444,281

Net cash used for financing activities	(21,890,301)

Net decrease in cash	(1,193)

Cash at beginning of period	1,193

Cash at end of period	$—

†	Statement of Cash Flows is not required for Municipal II or New York Municipal II.
*	Included in operating expenses is cash paid for interest primarily related to participation in reverse repurchase agreement transactions of $15,885.

See accompanying Notes to Financial Statements | 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 29

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies
PIMCO Municipal Income Fund II (“Municipal II”), PIMCO California Municipal Income Fund II (“California Municipal II”) and PIMCO New York Municipal Income Fund II (“New York Municipal II”), each a “Fund” and collectively referred to as the “Funds” or “PIMCO Municipal Income Funds II”, were organized as Massachusetts business trusts on March 29, 2002. Prior to commencing operations on June 28, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common shares authorized.

Under normal market conditions, Municipal II invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. Under normal market conditions, California Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. Under normal market conditions, New York Municipal II invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will generally seek to avoid investing in bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Funds’ financial statements. Each Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

30  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended November 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Municipal Bonds and Variable Rate Notes – Municipal bonds and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds and Notes – Corporate bonds and notes are generally comprised of two main categories: consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2010 in valuing each Fund’s assets and liabilities is listed below:

Municipal II:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/10

Investments in Securities – Assets
Municipal Bonds & Notes	—	$1,039,030,506	—	$1,039,030,506
Variable Rate Notes	—	30,257,822	—	30,257,822

Total Investments	—	$1,069,288,328	—	$1,069,288,328

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report  31

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

California Municipal II:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/10

Investments in Securities – Assets
California Municipal Bonds & Notes	—	$415,608,474	—	$415,608,474
California Variable Rate Notes	—	22,905,718	—	22,905,718
Other Municipal Bonds & Notes	—	17,901,456	—	17,901,456
Corporate Bonds & Notes	—	3,548,850	—	3,548,850

Total Investments	—	$459,964,498	—	$459,964,498

New York Municipal II:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 11/30/10

Investments in Securities – Assets
New York Municipal Bonds & Notes	—	$177,419,900	—	$177,419,900
Other Municipal Bonds & Notes	—	21,222,247	—	21,222,247
New York Variable Rate Notes	—	5,857,750	—	5,857,750

Total Investments	—	$204,499,897	—	$204,499,897

There were no significant transfers between Levels 1 and 2 during the six months ended November 30, 2010.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities.

(d) Federal Income Taxes
The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’ financial statements at November 30, 2010. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Shares
The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to their respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

32  PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. To the extent a Fund does not cover its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Fund’s uncovered obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under an agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or their trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Inverse Floating Rate Transactions – Residual Interest Municipal Bonds (‘‘RIBs’’) / Residual Interest Tax Exempt Bonds (‘‘RITEs’’)
The Funds invest in RIBs and RITEs (“Inverse Floaters”), whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In inverse floating rate transactions, the Funds sell a fixed rate municipal bond (“Fixed Rate Bond”) to a broker who places the Fixed Rate Bond in a special purpose trust (“Trust”) from which floating rate bonds (“Floating Rate Notes”) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time, purchase the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. The Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Schedules of Investments, and account for the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in the Funds’ Statements of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust, which are not accounted for as secured borrowings. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than in an investment in Fixed Rate Bonds.

The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

In addition to general market risks, the Funds’ investments in Inverse Floaters may involve greater risk and volatility than an investment in a fixed rate bond, and the value of Inverse Floaters may decrease significantly when market interest rates increase. Inverse Floaters have varying degrees of liquidity, and the market for these securities may be volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, Inverse Floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. Trusts in which Inverse Floaters may be held could be terminated due to market, credit or other events beyond the Funds’ control, which could require the Funds to reduce leverage and dispose of portfolio investments at inopportune times and prices.

(h) When-Issued/Delayed-Delivery Transactions
When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 33

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2010 (unaudited)

1. Organization and Significant Accounting Policies (continued)

delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits on Cash Balances
The Funds benefit from an expense offset arrangement with their custodian bank, whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

(j) Interest Expense
Interest expense primarily relates to the Funds’ participation in floating rate notes held by third parties in conjunction with Inverse Floater transactions and reverse repurchase agreement transactions. Interest expense on reverse repurchase agreements is recorded as it is incurred.

2. Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to various risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Funds’ shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Adviser, Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

3. Investment Manager/Sub-Adviser
Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any Preferred Shares that maybe outstanding.

The Investment Manager has retained the ‘Sub-Adviser to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

34 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Funds II	Notes to Financial Statements
November 30, 2010 (unaudited)

4. Investments in Securities
Purchases and sales of investments, other than short-term securities, for the six months ended November 30, 2010, were:

	Municipal II	California Municipal II	New York Municipal II

Purchases	$110,437,980	$41,587,200	$12,595,973
Sales	117,433,265	41,469,318	6,486,464

(a) Open reverse repurchase agreements at November 30, 2010 were:

California Municipal II:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Bank of America	0.65%	11/12/10	12/13/10	$3,282,706	$3,281,580

The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended November 30, 2010 for California Municipal II and New York Municipal II was $4,577,935 and $3,912,118 respectively at a weighted average interest rate of 0.61% and 0.68%, respectively. For California Municipal II, at November 30, 2010 the total market value of underlying collateral (please refer to the California Municipal II Schedules of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements for the benefit of the counterparty was $3,548,850.

(b) Floating rate notes:

The weighted average daily balance of floating rate notes outstanding during the six months ended November 30, 2010 for Municipal II, California Municipal II and New York Municipal II was $85,162,546, $50,624,686 and $9,849,252 respectively at a weighted average interest rate, including fees, of 0.44%, 0.08% and 0.46%, respectively.

5. Income Tax Information
The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2010 was:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Municipal II	$981,646,055	$37,146,259	$36,135,169	$1,011,090
California Municipal II	393,092,804	26,020,380	7,781,271	18,239,109
New York Municipal II	186,860,121	7,731,134	4,161,798	3,569,336

The difference between book and tax cost is attributable to inverse floater transactions.

6. Auction-Rate Preferred Shares
Municipal II has 2,936 shares of Preferred Shares Series A, 2,936 shares of Preferred Shares Series B, 2,936 shares of Preferred Shares Series C, 2,936 shares of Preferred Shares Series D and 2,936 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

California Municipal II has 1,304 shares of Preferred Shares Series A, 1,304 shares of Preferred Shares Series B, 1,304 shares of Preferred Shares Series C, 1,304 shares of Preferred Shares Series D and 1,304 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

New York Municipal II has 1,580 shares of Preferred Shares Series A and 1,580 shares of Preferred Shares Series B outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 35

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2010 (unaudited)

6. Auction-Rate Preferred Shares (continued)

For the six months ended November 30, 2010, the annualized dividend rates for each Fund ranged from:

	High	Low	At November 30, 2010

Municipal II:
Series A	0.472%	0.35%	0.411%
Series B	0.472%	0.381%	0.442%
Series C	0.472%	0.35%	0.442%
Series D	0.472%	0.35%	0.442%
Series E	0.472%	0.35%	0.442%

California Municipal II:
Series A	0.472%	0.35%	0.411%
Series B	0.472%	0.381%	0.442%
Series C	0.472%	0.35%	0.442%
Series D	0.472%	0.35%	0.442%
Series E	0.472%	0.35%	0.442%

New York Municipal II:
Series A	0.472%	0.35%	0.442%
Series B	0.472%	0.35%	0.442%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity holders have continued to receive dividends at the defined “maximum rate”, the higher of the 30-day “AA” Composite Commercial Paper Rate multiplied by a minimum of 110% (depending on the credit rating of the ARPS) or the Taxable Equivalent of the Short-Term Municipal Obligation Rate-defined as 90% of the quotient of (A) the per annum rate expressed on an interest equivalent basis equal to the Kenny S&P 30-day High Grade Index divided by (B) 1.00 minus the Marginal Tax Rate (expressed as a decimal) multiplied by a minimum of 110% (depending on the credit rating of the ARPS) (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

See Note 7 — “Legal Proceedings” below for a discussion of shareholder demand letter received by certain closed end funds managed by the Investment Manager.

7. Legal Proceedings
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

36 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Funds II Notes to Financial Statements
November 30, 2010 (unaudited)

7. Legal Proceedings (continued)

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

In addition, in a lawsuit filed in the Northern District of Illinois Eastern Division, plaintiffs challenged certain trades by PIMCO in the June 2005 10 year futures contract. PIMCO’s position is that all such trades were properly designed to secure best execution for its clients. The parties resolved this matter through settlement, which resolves all of the claims against PIMCO. In settling this matter, PIMCO denies any liability. This settlement is purely private in nature and not a regulatory matter.

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including Municipal Income Fund II and certain other funds sub-advised by the Sub-Adviser, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters allege that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demand that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation, in August 2010 the independent trustees of Municipal Income Fund II rejected the demands made in the demand letters.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events
On December 1, 2010, the following dividends were declared to common shareholders payable December 29, 2010 to shareholders of record on December 13, 2010:

Municipal II	$0.065 per common share
California Municipal II	$0.0625 per common share
New York Municipal II	$0.06625 per common share

On January 3, 2011, the following dividends were declared to common shareholders payable February 1, 2011 to shareholders of record on January 13, 2011:

Municipal II	$0.065 per common share
California Municipal II	$0.0625 per common share
New York Municipal II	$0.06625 per common share

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 37

PIMCO Municipal Income Fund II Financial Highlights
For a common share outstanding throughout each period:

	Six Months ended November 30, 2010 (unaudited)

		Year ended May 31,

		2010		2009		2008		2007		2006

Net asset value, beginning of period	$10.77	$8.97		$13.86		$15.05		$14.71		$14.81

Investment Operations:
Net investment income	0.45	0.88		1.02		1.13		1.13		1.08

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(0.34)	1.73		(4.94)		(1.24)		0.33		0.01

Total from investment operations	0.11	2.61		(3.92)		(0.11)		1.46		1.09

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.03)		(0.19)		(0.30)		(0.30)		(0.23)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.10	2.58		(4.11)		(0.41)		1.16		0.86

Dividends to Common Shareholders from Net Investment Income	(0.39)	(0.78)		(0.78)		(0.78)		(0.82)		(0.96)

Net asset value, end of period	$10.48	$10.77		$8.97		$13.86		$15.05		$14.71

Market price, end of period	$10.59	$11.12		$9.56		$14.14		$15.42		$14.45

Total Investment Return (1)	(1.34)%	25.49%		(26.46)%		(3.09)%		12.64%		2.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$630,371	$645,589		$534,046		$819,740		$886,815		$862,832

Ratio of expenses to average net assets, including interest expense (2)(3)(4)	1.31%*	1.38	%(5)	1.73	%(5)	1.68	%(5)	1.50	%(5)	1.30	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.19%*	1.24	%(5)	1.35	%(5)	1.19	%(5)	1.01	%(5)	1.05	%(5)

Ratio of net investment income to average net assets (2)	8.23%*	8.77	%(5)	10.23	%(5)	7.90	%(5)	7.45	%(5)	7.31	%(5)

Preferred shares asset coverage per share	$67,939	$68,974		$61,376		$65,570		$68,889		$67,701

Portfolio turnover	10%	6%		42%		21%		4%		20%

*	Annualized.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders were 0.004%, 0.10%, 0.17%, 0.24% and 0.24% for the years ended May 31, 2010, May 31, 2009, May 31, 2008, May 31, 2007 and May 31, 2006, respectively.

38 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund II Financial Highlights
For a common share outstanding throughout each period:

	Six Months ended November 30, 2010 (unaudited)

		Year ended May 31,

		2010		2009		2008		2007		2006

Net asset value, beginning of period	$8.11	$7.48		$13.34		$14.89		$14.58		$14.61

Investment Operations:
Net investment income	0.37	0.76		0.85		1.06		1.08		1.06

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(0.34)	0.67		(5.69)		(1.49)		0.34		0.05

Total from investment operations	0.03	1.43		(4.84)		(0.43)		1.42		1.11

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.03)		(0.18)		(0.28)		(0.27)		(0.21)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.02	1.40		(5.02)		(0.71)		1.15		0.90

Dividends to Common Shareholders from Net Investment Income	(0.38)	(0.77)		(0.80)		(0.84)		(0.84)		(0.93)

Return of capital	—	—		(0.04)		—		—		—

Net asset value, end of period	$7.75	$8.11		$7.48		$13.34		$14.89		$14.58

Market price, end of period	$8.81	$9.33		$8.78		$14.25		$15.96		$14.62

Total Investment Return (1)	(1.56)%	16.44%		(32.26)%		(5.17)%		15.35%		5.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$242,162	$252,816		$231,415		$409,769		$455,284		$443,379

Ratio of expenses to average net assets including interest expense (2)(3)(4)	1.35%*	1.56	%(5)	3.15	%(5)	3.23	%(5)	2.89	%(5)	2.02	%(5)

Ratio of expenses to average net assets,excluding interest expense (2)(3)	1.31%*	1.33	%(5)	1.43	%(5)	1.18	%(5)	1.01	%(5)	1.06	%(5)

Ratio of net investment income to average net assets (2)	8.83%*	9.78	%(5)	9.31	%(5)	7.65	%(5)	7.28	%(5)	7.24	%(5)

Preferred shares asset coverage per share	$62,140	$63,773		$60,490		$64,390		$68,765		$67,620

Portfolio turnover	9%	9%		62%		6%		3%		12%

*	Annualized.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders were 0.004%, 0.10%, 0.17%, 0.24% and 0.24% for the years ended May 31, 2010, May 31, 2009, May 31, 2008, May 31, 2007 and May 31, 2006, respectively.

See accompanying Notes to Financial Statements | 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 39

PIMCO New York Municipal Income Fund II Financial Highlights
For a common share outstanding throughout each period:

	Six Months ended November 30, 2010 (unaudited)

		Year ended May 31,

		2010		2009		2008		2007		2006

Net asset value, beginning of period	$10.90	$9.56		$13.67		$14.79		$14.66		$14.62

Investment Operations:
Net investment income	0.45	0.98		1.00		1.07		1.10		1.07

Net realized and change in unrealized gain (loss) on investments, futures contracts, options written and swaps	(0.43)	1.19		(4.13)		(1.11)		0.11		0.11

Total from investment operations	0.02	2.17		(3.13)		(0.04)		1.21		1.18

Dividends on Preferred Shares from Net Investment Income	(0.01)	(0.03)		(0.19)		(0.29)		(0.28)		(0.23)

Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.01	2.14		(3.32)		(0.33)		0.93		0.95

Dividends to Common Shareholders from Net Investment Income	(0.40)	(0.80)		(0.79)		(0.79)		(0.80)		(0.91)

Net asset value, end of period	$10.51	$10.90		$9.56		$13.67		$14.79		$14.66

Market price, end of period	$11.38	$11.42		$10.26		$14.42		$15.49		$14.14

Total Investment Return (1)	3.21%	19.92%		(22.95)%		(1.46)%		15.51%		1.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$113,295	$117,161		$102,126		$145,100		$156,218		$154,088

Ratio of expenses to average net assets including interest expense (2)(3)(4)	1.48%*	1.53	%(5)	1.88	%(5)	2.07	%(5)	2.13	%(5)	1.89	%(5)

Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.39%*	1.43	%(5)	1.51	%(5)	1.25	%(5)	1.14	%(5)	1.13	%(5)

Ratio of net investment income to average net assets (2)	8.19%*	9.51	%(5)	9.63	%(5)	7.69	%(5)	7.33	%(5)	7.29	%(5)

Preferred shares asset coverage per share	$60,851	$62,073		$57,316		$65,294		$68,386		$67,785

Portfolio turnover	3%	5%		33%		9%		3%		26%

*	Annualized.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(i) in Notes to Financial Statements).
(4)	Interest expense primarily relates to the liability for floating rate notes issued in connection with Inverse Floater transactions and/or participation in reverse repurchase agreement transactions.
(5)

During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders were 0.004%, 0.10%, 0.17%, 0.24% and 0.24% for the years ended May 31, 2010, May 31, 2009, May 31, 2008, May 31, 2007 and May 31, 2006, respectively.

40 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds II	Annual Shareholder Meeting Results/Changes to the Board of Trustees/Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on December 14, 2010. Common/Preferred shareholders voted as indicated below:

	Affirmative	Withheld Authority

Municipal II
Re-election of Paul Belica – Class II to serve until 2013	53,889,723	1,827,839
Election of James A. Jacobson* – Class II to serve until 2013	11,618	179
Election of Alan Rappaport– Class I to serve until 2012	54,271,846	1,445,716

California Municipal II
Re-election of Paul Belica – Class II to serve until 2013	25,677,044	1,390,672
Election of James A. Jacobson* – Class II to serve until 2013	4,129	21
Election of Alan Rappaport– Class I to serve until 2012	25,785,464	1,282,252

New York Municipal II
Re-election of Paul Belica – Class II to serve until 2013	9,286,133	377,955
Election of James A. Jacobson* – Class II to serve until 2013	—	—
Election of Alan Rappaport– Class I to serve until 2012	9,369,378	294,710

The other members of the Board of Trustees at the time of the meetings, namely Messrs. Hans W. Kertess*, John C. Maney†, and William B. Ogden IV, continued to serve as Trustees of the Funds.

*	Preferred Shares Trustee
†	Interested Trustee

Changes to the Board of Trustees:

Effective June 22, 2010, the Funds’ Board of Trustees appointed Alan Rappaport as a Class I Trustee to serve until 2012.

R. Peter Sullivan, III retired from the Funds’ Board of Trustees effective July 31, 2010.

Effective December 15, 2010, the Funds’ Board of Trustees appointed Bradford K. Gallagher as a Trustee.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 41

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreements with the Investment Manager (the “Advisory Agreements”) and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met in person on June 22-23, 2010 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreements and the Sub-Advisory Agreements, should be approved for a one-year period commencing July 1, 2010.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Inc. (“Lipper”) on the total return investment performance (based on net assets) of the Funds for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Lipper and the performance of applicable benchmark indices, (ii) information provided by Lipper on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper, (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Advisers, (iv) the profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year period ended March 31, 2010, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Lipper, the Trustees also reviewed each Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

42 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common and preferred shares and the management fee and total expense ratios of comparable funds identified by Lipper.

For each of the Funds, the Trustees specifically took note of how each Fund compared to its Lipper peers as to performance, management fee expenses and total expenses. The Trustees noted that the Investment Manager had provided a memorandum containing comparative information on the performance and expenses information of the Funds compared to their Lipper peer categories. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Lipper categories were charged such a fee by their investment managers.

Municipal II

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of nine leveraged closed-end funds, not including peer Funds advised by the Investment Manager (the “Affiliated Funds”). The Trustees also noted that average net assets attributable to common shares of the funds in the peer group ranged from $262 million to $591 million, and that all of the funds are smaller in asset size than the Fund. The Trustees also noted that the Fund was ranked seven out of nine funds in the expense peer group for actual management fees and nine out of nine for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked ninth having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of fifty nine funds. The Trustees also noted that the Fund had fifth quintile performance for the three-year period against a peer group of fifty nine funds and fifth quintile performance for the five-year period ended March 31, 2010 against a peer group of fifty eight funds.

California Municipal II

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of seven leveraged closed-end funds, not including Affiliated Funds. The Trustees also noted that average net assets attributable to common shares of the funds in the peer group ranged from $107.7 million to $282.6 million, and that all of the funds are smaller in asset size than the Fund. The Trustees also noted that the Fund was ranked six out of seven funds in the expense peer group for actual management fees and seven out of seven funds in the expense peer group for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked seventh having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of twenty one funds. The Trustees also noted that the Fund had fifth quintile performance for the three-year period and five-year period ended March 31, 2010 against a peer group of twenty one funds.

New York Municipal II

The Trustees noted that the expense group for the Fund provided by Lipper is small, consisting of a total of seven leveraged closed-end funds, not including Affiliated Funds. The Trustees also noted that average net assets attributable to common shares of the funds in the peer group ranged from $45.8 million to $190.5 million, and that one of the funds is larger in asset size than the Fund. The Trustees also noted that the Fund was ranked six out of seven funds in the expense peer group for actual management fees and for actual total expenses (with funds ranked first having the lowest fees/expenses and ranked seventh having the highest fees/expenses in the peer group).

With respect to performance, the Trustees also noted that the Fund outperformed its benchmark and had first quintile performance for the one-year period ended March 31, 2010 against a peer group of seventeen funds. The Trustees also noted that the Fund had fifth quintile performance for the three-year period and five-year period ended March 31, 2010 against a peer group of seventeen funds.

At the request of the Trustees, the Investment Manager and Sub-Adviser agreed to continue to provide performance information related to the Fund, on a monthly basis.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts to continue to improve the Funds’ investment performance. The Trustees agreed to reassess the services provided by the Investment Manager and Sub-Adviser under the Agreements in light of the Fund’s ongoing performance at each quarterly Board meeting.

| 11.30.10 | PIMCO Municipal Income Funds II Semi-Annual Report 43

PIMCO Municipal Income Funds II	Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements (unaudited) (continued)

The Trustees also considered the management fees charged by Sub-Adviser to other clients, including accounts with investment strategies similar to those of the Funds. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s net assets, including assets attributable to preferred shares outstanding.) In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the respective Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Fund’s do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

44 PIMCO Municipal Income Funds II Semi-Annual Report | 11.30.10 |

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Bradford K. Gallagher	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
Richard J. Cochran
Assistant Treasurer
Orhan Dzemaili
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Kathleen A. Chapman
Assistant Secretary
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC 1345 Avenue of the Americas New York, NY 10105
Sub-Adviser
Pacific Investment Management Company LLC 840 Newport Center Drive Newport Beach, CA 92660
Custodian & Accounting Agent
State Street Bank & Trust Co. 225 Franklin Street Boston, MA 02110
Transfer Agent, Dividend Paying Agent and Registrar
BNY Mellon P.O. Box 43027
Providence, RI 02940-3027
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017
Legal Counsel
Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund II and PIMCO New York Municipal Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings. To enroll, go to
www.allianzinvestors.com/edelivery.

AZ611SA_113010

ITEM 2. CODE OF ETHICS

(a) Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Companies

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

A-1

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls (over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (2) Not applicable

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

A-2

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO California Municipal Income Fund II

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date	February 1, 2011

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date	February 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date	February 1, 2011

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date	February 1, 2011